Leases (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of right of use assets

	Properties	Office equipment	Total
	RMB’000	RMB’000	RMB’000
As at January 1, 2019
Cost	42,561	50	42,611

Year ended December 31, 2019
Opening net book amount	42,561	50	42,611
Additions	15,355	—	15,355
Depreciation	(14,766)	(18)	(14,784)

Closing net book amount	43,150	32	43,182

As at December 31, 2019
Cost	57,916	50	57,966
Accumulated depreciation	(14,766)	(18)	(14,784)

Net book value	43,150	32	43,182

Year ended December 31, 2020
Opening net book amount	43,150	32	43,182
Additions	34,801	—	34,801
Depreciation	(18,259)	(18)	(18,277)

Closing net book amount	59,692	14	59,706

As at December 31, 2020
Cost	92,717	50	92,767
Accumulated depreciation	(33,025)	(36)	(33,061)

Net book value	59,692	14	59,706

Disclosure Of Quantitative Information About Lease Liabilities

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Non-current	29,124	43,016
Current	15,363	16,585

	44,487	59,601

Disclosure Of Detailed Information About Breakdown Of Lease Expense Explanatory
	Year ended December 31,
	2019	2020
	RMB’000	RMB’000
Interest expense (included in finance costs) (Note 10)	2,076	2,069

Expense relating to short-term leases (included in cost of revenue, selling expenses, administrative expenses and research and development expenses)	621	530

Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of revenue, administrative expenses and research and development expenses)	403	521